Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross		$ 12,425	$ 9,680
Less accumulated depreciation		(8,333)	(7,293)
Total	$ 3,998	4,092	2,387
Telemedicine equipment [Member]
Property and equipment, gross		9,249	6,435
Software [Member]
Property and equipment, gross		1,386	1,358
Work in progress [Member]
Property and equipment, gross		115	234
Computer equipment [Member]
Property and equipment, gross		779	757
Furniture and fixtures [Member]
Property and equipment, gross		328	328
Leasehold improvements [Member]
Property and equipment, gross		$ 568	$ 568